Capitalization	6 Months Ended
Jun. 30, 2022
Equity [Abstract]
Capitalization
Note 2 – Capitalization
As of June 30, 2022 (unaudited), the Company was authorized to issue up to 1,100,000,000 shares, consisting of the following:

Classification	Number of Shares	Par Value
Preferred Stock	100,000,000	$0.01
Class S Shares	200,000,000	$0.01
Class D Shares	200,000,000	$0.01
Class I Shares	200,000,000	$0.01
Class F-S Shares	100,000,000	$0.01
Class F-D Shares	100,000,000	$0.01
Class F-I Shares	100,000,000	$0.01
Class E Shares	100,000,000	$0.01

Total	1,100,000,000

The Company has registered with the Securities and Exchange Commission (the “SEC”) an offering of up to $5,000,000,000 in shares of common stock, consisting of up to $4,000,000,000 in shares in its primary offering and up to $1,000,000,000 in shares pursuant to its distribution reinvestment plan (the “Offering”). In the Offering, the Company intends to sell any combination of six classes of shares of its common stock, Class S shares, Class D shares, Class I shares,
Class F-S
shares,
Class F-D
shares and
Class F-I
shares with a dollar value up to the maximum offering amount. The share classes have different upfront selling commissions, ongoing stockholder servicing fees, management fees, and performance participation allocations. Until the release of proceeds from escrow, the per share purchase price for shares of the Company’s common stock in its primary offering will be $20.00 per share plus applicable upfront selling commissions and dealer manager fees. Thereafter, the purchase price per share for each class of common stock will vary and will generally equal the Company’s prior month’s net asset value (“NAV”) per share, as calculated monthly, plus applicable upfront selling commissions and dealer manager fees. The Company also may issue Class E shares to certain of Apollo’s affiliates and employees in one or more private placements; however, Class E shares are not being offered to the public pursuant to the Offering.
On February 18, 2022, the Company was capitalized with a $200,000 investment by Apollo ARIS Holdings LLC, an indirect wholly-owned subsidiary of Apollo, in exchange for 10,000 shares of Class I shares.